Stock-Based Compensation (Unrecognized Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Expense	$ 3.7
Weighted Average Years Expense To Be Recognzed Over	2 years 1 month 6 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Expense	7.2
Weighted Average Years Expense To Be Recognzed Over	2 years 3 months 14 days
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Expense	$ 7.8
Weighted Average Years Expense To Be Recognzed Over	1 year 9 months 0 days